Loans Receivable - Loan Components (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	$ 1,548,509	$ 1,510,144	$ 2,137,704
Allowance for loan losses	(18,008)	(23,246)	(35,537)	$ (45,873)
Loans receivable, net	1,530,501	1,486,898
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	230,681	242,494	478,734
CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	228,191	278,651	468,442
CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	625,700	461,631	576,084
Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	68,070	70,156	64,306
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	130,401	156,926	188,478
Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	12,383	17,239	25,279
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	249,975	276,993	305,552
Allowance for loan losses	(3,029)	(3,513)	(2,898)	(3,333)
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	3,108	6,054	30,829
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	1,152,643	1,052,932	1,587,567
Allowance for loan losses	(12,120)	(15,834)	(27,828)	$ (33,197)
Commercial Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	230,681	242,494	478,734
Commercial Loans [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	228,191	278,651	468,442
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	625,700	461,631	576,084
Commercial Loans [Member] | Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	68,070	70,156	64,306
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment			2,137,704
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	130,401	156,926	188,478
Consumer Loans [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	12,383	17,239	25,279
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	249,975	276,993	305,552
Consumer Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	$ 3,108	$ 6,054	$ 30,829